Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 20,054	$ 37,058	$ 24,857
Trade receivables and contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Total	14,411	17,648	9,977
Trade receivables and contract assets | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	13,587	14,232	6,265
Trade receivables and contract assets | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	241	2,879	2,125
Trade receivables and contract assets | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	53	130
Trade receivables and contract assets | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	0	371
Trade receivables and contract assets | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 583	$ 484	$ 1,086